Cash Equivalents - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Equivalents And Short Term Investments [Abstract]
Cash equivalents	$ 9,977,409	$ 9,204,919
Current annual interest rate	2.71%	1.38%